Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
Schedule of Provision for Income Taxes	The following table presents the provision for income taxes from continuing operations:
	Year Ended December 31, 2022	Year Ended December 31, 2023
Income tax expense:
Current income tax expense	$(10,863)	$—
Deferred income tax benefit	(2,090)	(19,291)
Total	$(12,953)	$(19,291)

Schedule of Operating Profit to Current Income Tax Expenses	Reconciliation from operating profit to current income tax expenses:
	Year Ended December 31, 2022	Year Ended December 31, 2023
Profit/(loss) before income tax	$71,027	$(260,508)
PRC statutory income tax rate	25%	25%
Income tax expense/(benefit) computed at the PRC statutory tax rate	17,757	(65,127)
Tax benefit from return-to-provision adjustment	(10,863)	—
Effect of preferential tax rate	(15,982)	52,102
Additional deduction for R&D expenses	(4,128)	(3,634)
Non-deductible expenses	263	164
Impact of changes in tax rates	—	(2,796)
Income tax expense/(benefit)	$(12,953)	$(19,291)
Effective tax rates	(18.24)%	7.41%

Schedule of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of
	December 31, 2022	December 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$1,271	$3,567
Operating lease liabilities	5,458	7,791
Net operating loss carried forward	1,659	18,572
Balance at the end of the year	8,388	29,930
Deferred tax liabilities:
Operating lease right-of-use assets	(5,448)	(7,806)
Balance at the end of the year	(5,448)	(7,806)
Deferred tax assets, net	$2,940	$22,124